SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
a)	Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b)	Issued and Fully Paid

Common shares: 697,216,453 (December 31, 2019 – 591,997,138).

Preferred shares: nil (December 31, 2019 – nil).

Bought Deal Financing

On August 26, 2020, the Company closed a bought deal offering (the “August Offering”). Pursuant to the August Offering, the Company issued 57,500,000 units of the Company (the “Bought Deal Units”) at a price of $0.50 per Bought Deal Unit for gross proceeds of $28,750,000. In connection with the August Offering, the Company paid issuance costs of $2,073,000 in cash, including professional fees, underwriters’ commission, and underwriters’ legal fees. Each Bought Deal Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a “Bought Deal Warrant”). Each Bought Deal Warrant entitles the holder to acquire one common share of the Company for a period of 24 months following the closing of the August Offering at a price of $0.70. An amount of $23,518,000 ($25,339,000 net of allocated issuance costs of $1,821,000) was recorded in share capital. The Bought Deal Warrants were valued at $3,159,000 ($3,411,000 net of allocated issuance costs of $252,000) using the relative fair value method.

Non-Brokered Private Placement Financing

On March 6, 2020, the Company completed a non-brokered private placement raising aggregate gross proceeds of $8,532,000 (the “March Offering”). Pursuant to the March Offering, the Company issued an aggregate of 27,420,318 units of the Company (the “Units”) at a price of $0.22 per Unit for gross proceeds of $6,032,000 and 10,000,000 flow-through units of the Company (the “FT Units”) at a price of $0.25 per FT Unit for gross proceeds of $2,500,000. In connection with the March Offering, the Company paid issuance costs of $158,000 in cash. Each Unit consisted of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitles the holder to acquire one common share of the Company for a period of 36 months from the date of issuance at a price of $0.33. Each FT Unit consisted of one flow-through common share of the Company that qualifies as a "flow-through share" for the purposes of the Income Tax Act (Canada) (the “ITA”) and one-half of one Warrant on the same terms as the Warrants forming part of the Units. An amount of $7,274,000 ($7,410,000 net of allocated issuance costs of $136,000) was recorded in share capital. The Warrants were valued at $1,100,000 ($1,122,000 net of allocated issuance costs of $22,000) using the relative fair value method, and the remaining $300,000, representing the implied premium, was recorded as a flow-through share premium liability (Note 14).

Private Placement Equity Financing with Ausenco

First Mining has entered into an agreement with Ausenco Engineering Canada Inc. (“Ausenco”) to complete a PFS for the Company’s Springpole Gold Project. Ausenco or an affiliate will be entitled to receive approximately $1,600,000 in fees thereunder. Pursuant to the agreement with Ausenco, on January 15, 2020 the Company closed a private placement with Ausenco, for gross cash proceeds of approximately $750,000 in respect of its subscription for common shares (the “Ausenco Offering”). Pursuant to the Ausenco Offering, First Mining issued 2,777,777 common shares to Ausenco at a price of $0.27 per common share. First Mining then prepaid $750,000 to Ausenco for the first tranche of work under the PFS, and these services were provided to the Company in full during the year ended December 31, 2020.

ATM distributions

On August 20, 2019, First Mining announced it had entered into an at-the-market ("ATM") equity distribution agreement with Cantor Fitzgerald Canada Corporation (“Cantor”) as agent pursuant to which First Mining may, at its discretion and from time-to-time, sell up to $15.0 million of common shares of the Company to the public at the prevailing market price of the Company’s common shares on the TSX at the time of such sale. The sale of these common shares will be made through “atâ€theâ€market distributions” as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, including sales made directly on the TSX, or any other recognized marketplace upon which the Company’s common shares are listed or quoted or where the common shares are traded in Canada. During the year ended December 31, 2020, First Mining sold 532,000 common shares of the Company under the ATM program at an average price of $0.24 per common share for gross proceeds of $129,000, or net proceeds of $125,000 after deducting the commission of $4,000 paid to Cantor in respect of these ATM sales.

c)	Warrants

The movements in warrants during the years ended December 31, 2020 and 2019 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2018	20,116,855	$0.99
Warrants issued	12,845,383	0.40
Warrants exercised	(214,200)	0.20
Warrants expired	(16,875,040)	1.10
Balance as at December 31, 2019	15,872,998	$0.41
Warrants issued	77,460,159	0.49
Warrants exercised	(247,500)	0.34
Balance as at December 31, 2020	93,085,657	$0.48

The following table summarizes information about warrants outstanding as at December 31, 2020:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.33	18,512,659	$ 0.33	2.15
$ 0.40	42,795,383	$ 0.40	3.57
$ 0.44	3,027,615	$ 0.44	0.46
$ 0.70	28,750,000	$ 0.70	1.65
	93,085,657	$ 0.48	2.59

The Warrants issued during the year ended December 31, 2020 and year ended December 31, 2019 (excluding warrants issued to First Majestic under the terms of the Silver Purchase Agreement (Note 5)) have been valued using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk-free interest rate	0.85%	1.55%
Expected life (years)	2.39 years	3.00 years
Expected volatility(1)	68.36%	67.22%
Expected dividend yield	Nil	Nil

d)	Stock Options

The Company has adopted a stock option plan that allows for the granting of stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors.

The movements in stock options during the years ended December 31, 2020 and 2019 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2018	48,265,000	$0.61
Granted – January 7, 2019	5,000,000	0.40
Granted – April 1, 2019	750,000	0.40
Granted – April 29, 2019	2,000,000	0.40
Options expired	(7,700,000)	0.68
Options forfeited	(1,387,500)	0.50
Balance as at December 31, 2019	46,927,500	$0.57
Granted – January 31, 2020	8,750,000	0.25
Granted – April 1, 2020	1,100,000	0.25
Granted – October 30, 2020	900,000	0.43
Granted – December 1, 2020	600,000	0.405
Options exercised	(3,717,500)	0.33
Options expired	(2,790,000)	0.40
Options forfeited	(5,950,000)	0.52
Balance as at December 31, 2020	45,820,000	$0.53

The weighted average closing share price at the date of exercise for the year ended December 31, 2020 was $0.44 (December 31, 2019 – $nil). 3,717,500 stock options were exercised during the year ended December 31, 2020 (December 31, 2019 – Nil).

The following table summarizes information about the stock options outstanding as at December 31, 2020:

	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.01 – 0.50	25,935,000	$ 0.36	2.42	20,410,000	$ 0.37	3.19
$ 0.51 – 1.00	19,885,000	0.75	1.10	19,885,000	0.75	1.10
	45,820,000	$ 0.53	2.41	40,295,000	$ 0.56	2.16

During the year ended December 31, 2020, there were 11,350,000 (December 31, 2019 - 7,750,000) stock options granted with an aggregate fair value of $1,500,411 (December 31, 2019 - $1,550,000), or a weighted average fair value of $0.13 per option (December 31, 2019 – $0.20). As at December 31, 2020, 5,525,000 (December 31, 2019 – 6,565,625) stock options remain unvested with an aggregate grant date fair value of $402,000 (December 31, 2019 - $392,000).

Certain stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties. In addition, certain stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of stock options granted and total share-based payments expensed during the periods. Total share-based payments expense during the years ended December 31, 2020 and 2019 was classified within the financial statements as follows:

	For the year ended December 31,
Statements of Net Loss:	2020	2019
General and administration	$500	$824
Exploration and evaluation	148	143
Investor relations and marketing communications	144	325
Corporate development and due diligence	166	304
Subtotal	$958	$1,596
	For the year ended December 31,
Statements of Financial Position:	2020	2019
Mineral Properties	$442	$572
Total	$1,400	$2,168

The grant date fair value of the stock options recognized in the years ended December 31, 2020 and 2019 have been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk-free interest rate	1.72%	2.20%
Share price at grant date (in dollars)	$0.25	$0.36
Exercise price (in dollars)	$0.27	$0.40
Expected life (years)	4.96 years	5.00 years
Expected volatility(1)	69.10%	71.86%
Forfeiture rate	5.26%	5.00%
Expected dividend yield	Nil	Nil
(1)	The computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.